Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 01, 2024	Jun. 01, 2023	Jun. 01, 2022	Jun. 01, 2021	Jun. 01, 2020	Jun. 01, 2019	Jun. 01, 2018	Jun. 01, 2017	Jun. 01, 2016	Jun. 01, 2015	Jun. 01, 2014
C000029057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Daily Income Fund
Average Annual Return, Percent		4.86%	1.78%	1.10%
C000029057 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Daily Income Fund—excluding sales load
Average Annual Return, Percent		4.86%	1.78%	1.10%
C000029060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Stock Index Fund
Account Value					$ 33,178.54	$ 26,435.14	$ 22,299.81	$ 24,690.23	$ 17,727.65	$ 16,297.83	$ 14,874.29	$ 12,959.05	$ 11,052.46	$ 10,686.37	$ 10,000.00
Average Annual Return, Percent		24.01%	14.49%	12.27%
C000029060 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Stock Index Fund—excluding sales load
Average Annual Return, Percent		24.01%	14.49%	12.27%
C000029059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund
Account Value					11,567.55	11,016.02	10,925.84	11,597.62	11,465.95	10,895.73	10,479.58	10,371.44	10,246.41	10,061.09	10,000.00
Average Annual Return, Percent		4.94%	1.17%	1.45%
C000029059 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund—excluding sales load
Average Annual Return, Percent		4.94%	1.17%	1.45%
C000029062 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small-Company Stock Fund
Account Value					17,179.1	15,798.93	13,931.66	17,141.38	11,094.83	11,775.96	13,059.15	12,013.24	10,311.18	10,856.45	10,000.00
Average Annual Return, Percent		8.09%	8.16%	5.72%
C000029062 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small-Company Stock Fund—excluding sales load
Average Annual Return, Percent		8.09%	8.16%	5.72%
C000029063 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Equity Fund
Account Value					15,793.47	14,940.18	12,857.95	16,078.08	12,315.44	11,662.63	11,472.98	10,358.34	8,733.65	9,228.84	10,000.00
Average Annual Return, Percent		5.23%	6.24%	4.67%
C000029063 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Equity Fund—excluding sales load
Average Annual Return, Percent		5.23%	6.24%	4.67%
C000029058 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Government Securities Fund
Account Value					11,000.3	10,519.09	10,549.18	11,077.47	11,060.03	10,579.32	10,212.91	10,194.56	10,230.14	10,097.2	10,000.00
Average Annual Return, Percent		4.53%	0.76%	0.94%
C000029058 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Government Securities Fund—excluding sales load
Average Annual Return, Percent		4.53%	0.76%	0.94%
C000029061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Value Fund
Account Value					26,653.57	22,176.8	19,732.07	21,299.51	15,254	15,459.16	13,902.38	12,407.89	10,775.39	10,472.96	10,000.00
Average Annual Return, Percent		19.84%	11.63%	10.36%
C000029061 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Value Fund—excluding sales load
Average Annual Return, Percent		19.84%	11.63%	10.36%
C000029064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Fund
Account Value					45,803.43	32,320.72	25,104.35	35,133.7	24,390.26	19,908.86	18,158.98	14,083.82	10,735.58	11,116.29	10,000.00
Average Annual Return, Percent		36.94%	16.15%	15.45%
C000029064 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Fund—excluding sales load
Average Annual Return, Percent		36.94%	16.15%	15.45%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value					34,762.66	27,561.57	23,150.78	25,492.7	18,208.33	16,632.99	15,063.39	13,170.45	11,171.77	10,742.53	10,000.00
Average Annual Return, Percent		24.56%	15.05%	12.86%
Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark - Bloomberg U.S. Aggregate Index
Account Value					11,716.89	11,408.23	11,480.05	12,797.73	12,830.05	11,790.73	10,924.32	10,964.95	10,999.87	10,390.6	10,000.00
Average Annual Return, Percent		2.63%	(0.23%)	1.35%
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI®EAFE®Index
Account Value					15,062	13,416.97	11,429.64	13,873.54	10,698.14	11,174.73	11,054.5	10,346.9	8,603.56	9,577	10,000.00
Average Annual Return, Percent		11.54%	6.46%	4.33%
ICE BofA 1 5 Year Corp Gov Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Performance Benchmark - ICE BofA 1-5 Year Corp./Gov. Index
Account Value					11,569.87	11,038.89	11,013.75	11,616.69	11,547.61	10,958.37	10,399.72	10,416.44	10,403	10,134.33	10,000.00
Average Annual Return, Percent		4.77%	1.06%	1.45%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Performance Benchmark - Russell 2000 Index
Account Value					19,060.65	17,214.73	15,463.92	20,760.48	13,286.05	14,066.53	14,548.98	12,375.3	9,931.85	10,647.84	10,000.00
Average Annual Return, Percent		10.06%	6.94%	7.00%
ICE BofA 1 5 Year U S Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Performance Benchmark - ICE BofA 1-5 Year U.S. Treasury Index
Account Value					11,225.55	10,772.3	10,812.54	11,334.28	11,365.03	10,794.36	10,291.7	10,327.82	10,382.8	10,137.4	10,000.00
Average Annual Return, Percent		4.16%	0.76%	1.15%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Performance Benchmark - Russell 1000 Value Index
Account Value					21,529.43	18,988.79	17,151.46	18,206.13	13,064.12	14,330.53	13,212.46	12,374.7	10,711.17	10,413.34	10,000.00
Average Annual Return, Percent		13.06%	9.01%	8.23%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Performance Benchmark - Russell 1000 Growth Index
Account Value					$ 49,640.65	$ 36,184.5	$ 28,348.98	$ 34,387.84	$ 23,651.24	$ 18,745.28	$ 16,802.23	$ 13,714.8	$ 11,389.23	$ 11,055.11	$ 10,000.00
Average Annual Return, Percent		33.48%	19.34%	16.33%